Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on August 29, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 238	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 239	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68154-1150

Attention: Andrew Rogers

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Richard Malinowski, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( X) immediately upon filing pursuant to paragraph (b).

() on (date) pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

( ) on (date) pursuant to paragraph (a)(1).

( ) 75 days after filing pursuant to paragraph (a)(2).

( ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to again delay the effectiveness of the Trust’s Post-Effective Amendment No. 237 to its Registration Statement now until September 3, 2019. Post-Effective Amendment No. 237 to the Trust’s Registration Statement relates to the Power Dividend Index VIT Fund Parts A, B and C of Registrant’s Post-Effective Amendment No. 237 under the Securities Act of 1933 and Amendment No. 238 under the Investment Company Act of 1940, filed on July 1, 2019, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 237 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 29th day of August 2019.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

/s/ Kevin Wolf

By: Kevin Wolf,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	August 29, 2019
Gary Lanzen*	Trustee	August 29, 2019
Anthony Hertl*	Trustee & Chairman	August 29, 2019
Mark Taylor*	Trustee	August 29, 2019
Mark D. Gersten*	Trustee	August 29, 2019
Mark Garbin*	Trustee	August 29, 2019
Kevin Wolf*	President and Principal Executive Officer	August 29, 2019

Date:

/s/ Kevin Wolf      August 29, 2019

Kevin Wolf, President

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on September 30, 2016 with the Registrant’s Registration Statement in Post-Effective Amendment No. 179 and which are hereby incorporated by reference